UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY  10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First

Stamford, CT 06902

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-721-1926

Date of fiscal year end:  August 31

Date of reporting period: February 29, 2020

ITEM 1.REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 29, 2020
WESTERN ASSET PRIME OBLIGATIONS MONEY MARKET FUND

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Prime Obligations Money Market Fund for the six-month reporting period ended February 29, 2020. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

●	Fund prices and performance,

●	Market insights and commentaries from our portfolio managers, and

●	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2020

II     Western Asset Prime Obligations Money Market Fund

Performance review

As of February 29, 2020, the seven-day current yield for Class A shares of Western Asset Prime Obligations Money Market Fund was 1.26% and the seven-day effective yield, which reflects compounding, was 1.27%.1

Western Asset Prime Obligations Money Market Fund Yields as of February 29, 2020 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class A	1.26%	1.27%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/moneymarketfunds.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Class A shares would have been 1.12% and 1.13%, respectively.

The manager has voluntarily undertaken to limit fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[1]	The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Prime Obligations Money Market Fund     III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2020

RISKS: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. If one or more money market funds were to incur a sizeable loss or impose fees on redemptions or suspend redemptions, there could be significant redemptions from money market funds in general, potentially driving the market prices of money market instruments down and adversely affecting market liquidity. The Fund will be more susceptible to negative events affecting the worldwide financial services sector as a significant portion of its assets may be invested in obligations that are issued or backed by U.S. and non-U.S. banks and other financial services companies. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results

IV     Western Asset Prime Obligations Money Market Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of February 29, 2020 and August 31, 2019. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Prime Obligations Money Market Fund 2020 Semi-Annual Report     1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2019 and held for the six months ended February 29, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.73%	$1,000.00	$1,007.30	0.50%	$2.50	Class A	5.00%	$1,000.00	$1,022.38	0.50%	$2.51
1	For the six months ended February 29, 2020.
2	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
3	Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

2	Western Asset Prime Obligations Money Market Fund 2020 Semi-Annual Report

Schedule of investments (unaudited)

February 29, 2020

Western Asset Prime Obligations Money Market Fund
Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.0%
Commercial Paper — 37.7%
ABN AMRO Funding USA LLC	1.848%	10/2/20	$3,350,000	$3,313,988	(a)(b)
ASB Finance Ltd.	1.706%	4/28/20	1,500,000	1,495,916	(a)(b)
Australia & New Zealand Banking Group Ltd. (1 mo. USD LIBOR + 0.200%)	1.515%	3/26/20	2,000,000	2,000,000	(a)(c)
Banco Santander SA	1.892%	4/2/20	1,000,000	998,311	(b)
Banco Santander SA	1.973%	5/26/20	1,500,000	1,493,048	(b)
Barclays Bank PLC	1.310%	3/5/20	1,000,000	999,822	(a)(b)
Barclays Bank PLC	1.840%	7/20/20	1,000,000	992,950	(a)(b)
BNG Bank NV (1 mo. USD LIBOR + 0.170%)	1.515%	4/16/20	2,000,000	2,000,000	(a)(c)
BNG Bank NV	1.716%	9/8/20	1,500,000	1,486,670	(a)(b)
BPCE SA	1.228%	3/4/20	1,700,000	1,699,773	(a)(b)
BPCE SA	1.975%	4/3/20	1,000,000	998,185	(a)(b)
Caisse des Depots et Consignations	1.661%	5/12/20	2,000,000	1,993,440	(b)(d)
Chevron Corp.	1.541%	5/22/20	2,000,000	1,993,076	(a)(b)
CPPIB Capital Inc.	1.644%	4/27/20	2,377,000	2,370,865	(b)(d)
Credit Suisse AG	1.728%	8/5/20	1,500,000	1,488,945	(b)
DBS Bank Ltd.	1.698%	8/10/20	5,000,000	4,962,650	(a)(b)
DnB NOR Bank ASA (1 mo. USD LIBOR + 0.190%)	1.515%	3/5/20	1,000,000	1,000,000	(a)(c)
DnB NOR Bank ASA	1.655%	5/11/20	1,250,000	1,245,969	(a)(b)
Export Development Corp.	1.687%	8/4/20	2,000,000	1,985,700	(b)
HSBC Holdings PLC (3 mo. USD LIBOR + 0.070%)	1.463%	7/8/20	1,000,000	1,000,000	(a)(c)
HSBC USA Inc.	1.718%	8/5/20	1,000,000	992,673	(a)(b)
HSBC USA Inc. (3 mo. USD LIBOR + 0.140%)	1.463%	8/10/20	1,000,000	1,000,000	(a)(c)
Industrial & Commercial Bank of China Ltd.	1.945%	5/7/20	4,000,000	3,985,707	(a)(b)
ING U.S. Funding LLC (1 mo. USD LIBOR + 0.260%)	1.515%	6/25/20	2,000,000	2,000,000	(a)(c)
Kreditanstalt fuer Wiederaufbau	1.728%	8/3/20	2,000,000	1,985,447	(a)(b)
Lloyds Bank PLC	1.828%	7/9/20	2,000,000	1,987,072	(b)
Nationwide Building Society	1.973%	5/26/20	1,500,000	1,493,048	(a)(b)
Natixis SA	1.668%	5/4/20	1,110,000	1,106,744	(b)
Natixis SA	1.924%	6/3/20	2,000,000	1,990,130	(b)
NRW Bank	1.285%	3/5/20	3,000,000	2,999,477	(a)(b)
Ontario Teachers’ Finance Trust	2.024%	5/1/20	1,000,000	996,611	(b)(d)
Oversea-Chinese Banking Corp. Ltd.	1.763%	3/11/20	2,000,000	1,998,950	(a)(b)
Province of Alberta	1.686%	7/28/20	1,500,000	1,489,756	(a)(b)
Province of Quebec Canada	1.575%	3/25/20	7,408,000	7,400,098	(a)(b)
Royal Bank of Canada	1.877%	3/16/20	2,000,000	1,998,375	(b)
Santander UK PLC	1.965%	5/5/20	1,500,000	1,494,746	(b)
Santander UK PLC	1.697%	8/3/20	1,000,000	992,853	(b)

See Notes to Financial Statements.

Western Asset Prime Obligations Money Market Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Western Asset Prime Obligations Money Market Fund
Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Societe Generale	1.925%	8/4/20	$1,000,000	$991,853	(a)(b)
Societe Generale (1 mo. USD LIBOR + 0.270%)	1.515%	8/14/20	2,000,000	2,000,000	(a)(c)
Standard Chartered Bank	1.963%	5/1/20	1,000,000	996,713	(a)(b)
Standard Chartered Bank	1.728%	8/6/20	1,500,000	1,488,874	(a)(b)
Sumitomo Mitsui Trust Bank Ltd.	1.863%	3/25/20	1,500,000	1,498,110	(a)(b)
Sumitomo Mitsui Trust Bank Ltd.	1.834%	5/11/20	2,500,000	2,491,076	(a)(b)
Svenska Handelsbanken AB	1.727%	7/27/20	2,000,000	1,986,105	(a)(b)
Swedbank AB	1.719%	8/12/20	1,500,000	1,488,520	(b)
Toronto Dominion Bank	1.293%	3/5/20	5,000,000	4,999,122	(a)(b)
UBS AG	1.805%	2/5/21	2,635,000	2,591,321	(a)(b)
Total Commercial Paper				91,962,689
Certificates of Deposit — 34.4%
Barclays Bank PLC (1 mo. USD LIBOR + 0.520%)	2.175%	10/1/20	1,000,000	1,000,000	(c)
BNP Paribas SA (1 mo. USD LIBOR + 0.180%)	1.833%	4/13/20	3,000,000	3,000,000	(c)
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.180%)	1.830%	4/14/20	3,000,000	3,000,000	(c)
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.240%)	1.895%	5/1/20	1,000,000	1,000,000	(c)
China Construction Bank Corp.	2.250%	3/27/20	4,000,000	4,000,000
Citibank N.A.	1.820%	3/9/20	3,000,000	3,000,000
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.250%)	1.863%	4/27/20	2,000,000	2,000,000	(c)
Credit Suisse AG (SOFR + 0.380%)	1.980%	4/28/20	1,500,000	1,500,000	(c)
Credit Suisse AG	2.020%	6/15/20	2,000,000	2,000,000
Credit Suisse AG	1.800%	1/22/21	1,000,000	1,000,000
DnB NOR Bank ASA	1.575%	3/4/20	5,000,000	4,999,998
Goldman Sachs Bank USA (SOFR + 0.250%)	1.979%	6/22/20	3,000,000	3,000,000	(c)
HSBC Bank USA NA (1 mo. USD LIBOR + 0.250%)	1.853%	4/29/20	1,500,000	1,500,000	(c)
KBC Bank NV	1.590%	3/3/20	5,000,000	5,000,000
Landesbank Hessen-Thüringen Girozentrale	1.590%	3/4/20	2,000,000	2,000,000
Landesbank Hessen-Thüringen Girozentrale	1.700%	7/28/20	2,000,000	2,000,000
Lloyds Bank Corporate Markets PLC	2.040%	4/3/20	1,500,000	1,500,000
Lloyds Bank Corporate Markets PLC	1.700%	7/30/20	1,000,000	1,000,000
Lloyds Bank Corporate Markets PLC	1.920%	8/26/20	1,500,000	1,500,000
Mitsubishi UFJ Trust & Banking Corp.	1.710%	6/1/20	1,000,000	1,000,025
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.160%)	1.810%	7/14/20	1,000,000	1,000,000	(c)
Mizuho Bank Ltd.	2.007%	3/6/20	4,000,000	4,000,222
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.150%)	1.779%	8/24/20	1,500,000	1,500,000	(c)

See Notes to Financial Statements.

4	Western Asset Prime Obligations Money Market Fund 2020 Semi-Annual Report

Western Asset Prime Obligations Money Market Fund
Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.100%)	1.770%	9/8/20	$2,000,000	$2,000,000	(c)
MUFG Bank Ltd.	2.020%	8/17/20	2,000,000	2,001,903
Norinchukin Bank	1.900%	3/26/20	3,000,000	3,000,000
Norinchukin Bank	1.800%	7/9/20	3,000,000	3,000,000
Oversea-Chinese Banking Corp. Ltd.	2.040%	4/3/20	2,000,000	2,000,054
Oversea-Chinese Banking Corp. Ltd.	1.660%	8/4/20	2,000,000	2,000,000
Skandinaviska Enskilda Banken AB	1.920%	4/23/20	1,000,000	1,000,000
Skandinaviska Enskilda Banken AB (1 mo. USD LIBOR + 0.270%)	1.886%	6/26/20	2,000,000	2,000,000	(c)
Skandinaviska Enskilda Banken AB	1.710%	8/28/20	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp.	1.950%	4/17/20	1,000,000	1,000,012
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.270%)	1.899%	4/24/20	1,000,000	1,000,000	(c)
Sumitomo Mitsui Banking Corp.	1.700%	7/30/20	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.150%)	1.789%	8/21/20	2,000,000	2,000,000	(c)
Sumitomo Mitsui Trust Bank Ltd.	1.580%	3/3/20	3,000,000	3,000,000
Svenska Handelsbanken NY (1 mo. USD LIBOR + 0.200%)	1.847%	5/20/20	1,000,000	1,000,000	(c)
Swedbank AB (3 mo. USD LIBOR + 0.120%)	1.862%	5/7/20	1,000,000	1,000,000	(c)
Swedbank AB (1 mo. USD LIBOR + 0.270%)	1.936%	7/6/20	2,500,000	2,500,000	(c)
Total Certificates of Deposit				84,002,214
Time Deposits — 20.6%
ABN AMRO Bank NV	1.580%	3/2/20	4,000,000	4,000,000
Banco Santander SA	1.600%	3/2/20	4,000,000	4,000,000
Canadian Imperial Bank	1.570%	3/2/20	5,000,000	5,000,000
Credit Agricole CIB	1.570%	3/2/20	8,000,000	8,000,000
National Bank of Canada	1.580%	3/2/20	4,000,000	4,000,000
National Bank of Canada	1.590%	3/3/20	5,000,000	5,000,000
NRW Bank	1.580%	3/5/20	5,000,000	5,000,000
Rabobank Netherland NV	1.570%	3/2/20	5,156,000	5,156,000
Royal Bank of Canada	1.570%	3/2/20	7,000,000	7,000,000
Toronto Dominion Bank	1.580%	3/2/20	3,000,000	3,000,000
Total Time Deposits				50,156,000
U.S. Treasury Notes — 5.3%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.043%)	1.554%	7/31/20	3,000,000	3,000,000	(c)

See Notes to Financial Statements.

Western Asset Prime Obligations Money Market Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Western Asset Prime Obligations Money Market Fund
Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — continued
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.045%)	1.556%	10/31/20	$5,000,000	$ 4,998,460	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.139%)	1.650%	4/30/21	5,000,000	5,000,222	(c)
Total U.S. Treasury Notes				12,998,682
U.S. Government Agencies — 2.0%
Federal Home Loan Bank (FHLB) (SOFR + 0.035%)	1.615%	6/19/20	5,000,000	5,000,000	(c)
Total Investments — 100.0% (Cost — $244,119,585#)				244,119,585
Liabilities in Excess of Other Assets — (0.0)%				(108,587)
Total Net Assets — 100.0%				$244,010,998
(a)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.
(b)	Rate shown represents yield-to-maturity.
(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Financial Statements.

6	Western Asset Prime Obligations Money Market Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 29, 2020

Assets:
Investments, at value	$244,119,585
Interest receivable	248,560
Prepaid expenses	13,298
Total Assets	244,381,443

Liabilities:
Distributions payable	237,155
Investment management fee payable	65,918
Service and/or distribution fees payable	18,610
Due to custodian	974
Trustees’ fees payable	786
Accrued expenses	47,002
Total Liabilities	370,445
Total Net Assets	$244,010,998

Net Assets:
Par value (Note 4)	$ 2,440
Paid-in capital in excess of par value	243,985,203
Total distributable earnings (loss)	23,355
Total Net Assets	$244,010,998

Shares Outstanding:
Class A	244,009,285
Net Asset Value:
Class A	$1.00

See Notes to Financial Statements.

Western Asset Prime Obligations Money Market Fund 2020 Semi-Annual Report	7

Statement of operations (unaudited)

For the Six Months Ended February 29, 2020

Investment Income:
Interest	$1,985,354
Expenses:
Investment management fee (Note 2)	458,602
Service and/or distribution fees (Note 2)	101,912
Fund accounting fees	29,513
Audit and tax fees	18,656
Registration fees	15,880
Legal fees	12,910
Trustees’ fees	3,683
Shareholder reports	2,486
Insurance	1,528
Transfer agent fees	200
Interest expense	3
Custody fees	(126)
Miscellaneous expenses	1,834
Total Expenses	647,081
Less: Fee waivers and/or expense reimbursements (Note 2)	(137,500)
Net Expenses	509,581
Net Investment Income	1,475,773
Net Realized Gain From Investment Transactions	187
Increase in Net Assets From Operations	$1,475,960

See Notes to Financial Statements.

8	Western Asset Prime Obligations Money Market Fund 2020 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 29, 2020 (unaudited)
and the Year Ended August 31, 2019	2020	2019

Operations:
Net investment income	$1,475,773	$3,655,097
Net realized gain (loss)	187	(596)
Increase in Net Assets From Operations	1,475,960	3,654,501

Distributions to Shareholders From (Note 1) :
Total distributable earnings	(1,475,759)	(3,653,355)
Decrease in Net Assets From Distributions to Shareholders	(1,475,759)	(3,653,355)

Fund Share Transactions (Note 4):
Net proceeds from sale of shares	176,088,957	359,609,695
Reinvestment of distributions	2,885	2,910
Cost of shares repurchased	(103,313,665)	(359,222,497)
Increase in Net Assets From Fund Share Transactions	72,778,177	390,108
Increase in Net Assets	72,778,378	391,254

Net Assets:
Beginning of period	171,232,620	170,841,366
End of period	$244,010,998	$171,232,620

See Notes to Financial Statements.

Western Asset Prime Obligations Money Market Fund 2020 Semi-Annual Report	9

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017[3]

Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations: Net investment income	0.007	0.020	0.012	0.005
Net realized gain (loss)[4]	0.000	(0.000)	0.000	0.000
Total income from operations	0.007	0.020	0.012	0.005

Less distributions from: Net investment income	(0.007)	(0.020)	(0.012)	(0.005)
Total distributions	(0.007)	(0.020)	(0.012)	(0.005)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000
Total return[5]	0.73%	2.01%	1.24%	0.48%

Net assets, end of period (millions)	$244	$171	$171	$171

Ratios to average net assets: Gross expenses	0.63%[6]	0.66%	0.70%	0.79%[6]
Net expenses[7,8]	0.50 [6]	0.50	0.50	0.48 [6]
Net investment income	1.45 [6]	1.99	1.25	0.52 [6]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2020 (unaudited).

[3]	For the period September 29, 2016 (inception date) to August 31, 2017.

[4]	Amount represents less than $0.0005 per share.

[5]	Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

10	Western Asset Prime Obligations Money Market Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Prime Obligations Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a retail money market fund, meaning that the Fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the Fund tries to maintain a share price of $1.00. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a)   Investment valuation. In accordance with Rule 2a-7, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Prime Obligations Money Market Fund 2020 Semi-Annual Report      11

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical investments

●	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Short-Term Investments†	—	$244,119,585	—	$244,119,585

† See Schedule of Investments for additional detailed categorizations.

(b)   Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(c)   Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d)   Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(e)   Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

12       Western Asset Prime Obligations Money Market Fund 2020 Semi-Annual Report

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f)  Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2.   Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 29, 2020, fees waived and/or expenses reimbursed amounted to $137,500.

Western Asset Prime Obligations Money Market Fund 2020 Semi-Annual Report     13

Notes to financial statements (unaudited) (cont’d)

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate not to exceed 0.10% of the class’ average daily net assets. Service and/or distribution fees are accrued daily and paid monthly. For the six months ended February 29, 2020, the service and/or distribution fees paid amounted to $101,912 which is exclusive of expense reimbursements in the amount of $32,137.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the six months ended February 29, 2020, the Fund did not invest in derivative instruments.

4. Shares of beneficial interest

At February 29, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended	Year Ended
	February 29, 2020	August 31, 2019
Class A
Shares sold	176,088,957	359,609,695
Shares issued on reinvestment	2,885	2,910
Shares repurchased	(103,313,665)	(359,222,497)
Net increase	72,778,177	390,108

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

14       Western Asset Prime Obligations Money Market Fund 2020 Semi-Annual Report

5. Deferred capital losses

As of August 31, 2019, the Fund had deferred capital losses of $596, which have no expiration date, that will be available to offset future taxable capital gains.

6. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the shareholders of the Fund for their approval.

7. Subsequent event

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

Western Asset Prime Obligations Money Market Fund 2020 Semi-Annual Report     15

Board approval of management and
subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Money Market Trust (the “Trust”) held on November 11-12, 2019, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset Prime Obligations Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent

16       Western Asset Prime Obligations Money Market Fund

legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub- Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

Western Asset Prime Obligations Money Market Fund     17

Board approval of management and
subadvisory agreements (unaudited) (cont’d)

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as money market instrument funds by Lipper, showed, among other data, that the Fund’s performance for the 1-year period ended June 30, 2019 and the period from the Fund’s inception on September 29, 2016 through June 30, 2019 was approximately equivalent to the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and

18       Western Asset Prime Obligations Money Market Fund

sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of money market instrument funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and the Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was approximately equivalent to the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2020.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Western Asset Prime Obligations Money Market Fund     19

Board approval of management and
subadvisory agreements (unaudited) (cont’d)

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. In addition, the Board considered the size of the Fund.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

20       Western Asset Prime Obligations Money Market Fund

Results of special meeting of shareholders

A special meeting of shareholders was held on December 3, 2019 for shareholders of record as of September 13, 2019 (the “Record Date”) to elect the Board of Trustees of the Trust. Shareholders of the Fund and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective January 1, 2020, the Board is composed of the following Trustees:

Trustee	For	Withheld
Robert Abeles, Jr.	813,046,662	22,344,488
Jane F. Dasher	812,803,347	22,587,803
Anita L. DeFrantz	813,065,185	22,325,965
Avedick B. Poladian	812,791,833	22,599,317
Susan B. Kerley	812,549,226	22,841,924
William E.B. Siart	812,686,597	22,704,553
Jaynie Miller Studenmund	814,191,879	21,199,271
Ronald L. Olson	813,004,813	22,386,337
Peter J. Taylor	814,741,174	20,649,976
Jane E. Trust	814,762,570	20,628,580

The above Trustees have also been elected to serve as board members of other Western Asset-advised mutual funds within the Legg Mason fund complex.

21

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

Western Asset

Prime Obligations Money Market

Trustees*

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson**

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon

Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	During a December 3, 2019 special meeting of shareholders, a new group of board members was elected to oversee substantially all the mutual funds within the Legg Mason fund complex that are advised by Western Asset Management Company, LLC, effective January 1, 2020.
**	Effective March 6, 2020, Mr. Larson became a Trustee.

Western Asset Prime Obligations Money Market Fund

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset Prime Obligations Money Market Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.leggmason.com/moneymarketfunds.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.leggmason.com/moneymarketfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Prime Obligations Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC
Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

●	Personal information included on applications or other forms;
●	Account balances, transactions, and mutual fund holdings and positions;
●	Bank account information, legal documents, and identity verification documentation;
●	Online account access user IDs, passwords, security challenge question responses; and
●	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

●	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;
●	Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;
●	Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
●	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
●	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX357138 4/20 SR20-3847

ITEM 2.CODE OF ETHICS.

Not applicable.

ITEM 3.AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control      over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.EXHIBITS.

    (a) (1)  Not applicable.

    Exhibit 99.CODE ETH

    (a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.      Exhibit 99.CERT

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.     Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:/s/Jane Trust

     Jane Trust

   Chief Executive Officer

Date:April 21, 2020

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/Jane Trust

Jane Trust

Chief Executive Officer

Date:April 21, 2020

By:/s/Christopher Berarducci

Christopher Berarducci

Principal Financial Officer

Date:April 21, 2020